Related Party Balances and Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Guangzhou Tiancheng Capital Management Group Co., Ltd. [Member]
Revenues
Total revenues	$ 26,251	$ 134,138	$ 612,863
Guangzhou Tiancheng Capital Management Group Co., Ltd. [Member] | Continuing Operations [Member]
Cost of revenues from continuing operations
Total cost of revenues from continuing operations		147,298	147,298
Cost of revenues from discontinued operations
Total cost of revenues from discontinued operations		147,298	147,298
Related Party [Member]
Revenues
Total revenues	26,251	134,138	612,863
Cost of revenues from continuing operations
Total cost of revenues from continuing operations		50,908	147,298
Cost of revenues from discontinued operations
Total cost of revenues from discontinued operations		50,908	147,298
Related Party [Member] | Continuing Operations [Member]
Cost of revenues from continuing operations
Total cost of revenues from continuing operations		147,298	147,298
Cost of revenues from discontinued operations
Total cost of revenues from discontinued operations		147,298	147,298
Related Party [Member] | Discontinued Operations [Member]
Cost of revenues from continuing operations
Total cost of revenues from continuing operations		752,831
Cost of revenues from discontinued operations
Total cost of revenues from discontinued operations		752,831
Shenzhen Zhongtou Industrial Economic Consulting Co., Ltd. [Member] | Discontinued Operations [Member]
Cost of revenues from continuing operations
Total cost of revenues from continuing operations		104,880
Cost of revenues from discontinued operations
Total cost of revenues from discontinued operations		104,880
Shenzhen Zhongtou Industry Research Institute Co., Ltd. [Member] | Discontinued Operations [Member]
Cost of revenues from continuing operations
Total cost of revenues from continuing operations		207,575
Cost of revenues from discontinued operations
Total cost of revenues from discontinued operations		207,575
Shenzhen Zhongtou Business Consulting Co., Ltd. [Member] | Discontinued Operations [Member]
Cost of revenues from continuing operations
Total cost of revenues from continuing operations		440,376
Cost of revenues from discontinued operations
Total cost of revenues from discontinued operations		$ 440,376